RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

9.      RELATED PARTY TRANSACTIONS

During the years ended December 31, 2019, 2018 and 2017, the Company entered into the following transactions with related parties:

	December 31,	December 31,
	2019	2018	December 31, 2017

Consulting fees paid or accrued to officers or their companies	$701,957	$850,028	$610,821
Directors’ fees	2,257	2,316	2,310

Stock option grants to officers and directors	—	—	610,000
Stock option grant price range	—	$—	$0.24

Of the total consulting fees noted above, $399,365 (December 31, 2018 - $548,585, December 31, 2017 - $318,456) was incurred by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $199,683 (December 31, 2018 - $274,292, December 31, 2017 - $159,228) of this amount. As at December 31, 2019, a prepaid balance of $83,592 (December 31, 2018, $53,632 balance payable, December 31, 2017 - $47,924 balance payable) exists to this related company and $3,800 remains payable (December 31, 2018 - $3,800, December 31, 2017 - $5,000) to the related party for expenses earned for work on behalf of the Company.

During 2019 and 2018 the Company did not grant stock options to insiders. During 2017 the Company granted 610,000 options to insiders at a price of $0.24 (CAD$0.30). A total of $75,502 was included in consulting fees related to these options.